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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2010 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 94.3%
		Consumer Discretionary: 8.6%
$250,000		Comcast Corp., 5.150%, due 03/01/20		$262,236
260,000		Wal-Mart Stores, Inc., 2.875%, due 04/01/15		269,965
				532,201
		Energy: 14.9%
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10		101,344
100,000		NuStar Logistics L.P., 6.050%, due 03/15/13		106,701
100,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12		104,530
100,000		Plains All American Pipeline LP, 5.750%, due 01/15/20		103,519
250,000		Total Capital SA, 3.000%, due 06/24/15		252,766
250,000	#	Williams Partners L.P., 3.800%, due 02/15/15		251,887
				920,747
		Financials: 43.9%
100,000		American Express Bank FSB, 5.550%, due 10/17/12		107,549
100,000		American Express Credit Corp., 5.875%, due 05/02/13		109,485
250,000		Bank of New York Mellon Corp., 3.100%, due 01/15/15		257,210
100,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12		101,312
150,000		Caterpillar Financial Services Corp., 2.750%, due 06/24/15		151,497
100,000		Deutsche Bank Trust Corp., 7.500%, due 11/15/15		112,185
250,000		Discover Bank/Greenwood DE, 7.000%, due 04/15/20		252,876
150,000		Genworth Financial, Inc., 5.650%, due 06/15/12		152,988
150,000		Golden West Financial Corp., 4.750%, due 10/01/12		156,600
250,000		HSBC Finance Corp., 5.500%, due 01/19/16		267,951
250,000		John Deere Capital Corp., 1.875%, due 06/17/13		251,535
100,000		Metlife, Inc., 5.000%, due 11/24/13		108,272
101,000		Metlife, Inc., 6.125%, due 12/01/11		106,895
250,000		Morgan Stanley, 4.100%, due 01/26/15		243,894
250,000		ProLogis, 6.250%, due 03/15/17		238,409
100,000	#	Santander US Debt SA Unipersonal, 2.485%, due 01/18/13		96,939
				2,715,597
		Health Care: 4.1%
250,000		Novartis Capital Corp., 2.900%, due 04/24/15		257,465
				257,465
		Industrials: 4.4%
200,000		Boeing Co, 3.750%, due 11/20/16		213,751
50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12		57,325
				271,076
		Information Technology: 4.4%
100,000		Cisco Systems, Inc., 4.950%, due 02/15/19		110,108
50,000		International Business Machines Corp., 5.700%, due 09/14/17		58,202
100,000		Xerox Corp., 4.250%, due 02/15/15		103,638
				271,948
		Telecommunication Services: 7.0%
150,000		BellSouth Corp., 5.200%, due 09/15/14		166,838
150,000		Verizon New England, Inc., 6.500%, due 09/15/11		158,461
100,000		Verizon Virginia, Inc., 4.625%, due 03/15/13		105,594
				430,893
		Utilities: 7.0%
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16		56,351
250,000		Duke Energy Carolinas LLC, 4.300%, due 06/15/20		264,551
102,000		Public Service Co. of Oklahoma, 6.150%, due 08/01/16		115,057
				435,959
		Total Investments in Securities
		(Cost $5,654,068)*	94.3%	$5,835,886
		Other Assets and Liabilities - Net	5.7	353,042
		Net Assets	100.0%	$6,188,928

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$202,936
		Gross Unrealized Depreciation		(21,118)
		Net Unrealized Appreciation		$181,818

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	6/30/2010
Asset Table Investments, at value
Corporate Bonds/Notes	$—	$5,835,886	$—	$5,835,886
Total Investments, at value	$—	$5,835,886	$—	$5,835,886

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2010